QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 10/31
                        -------------------------------

                      Date of reporting period: 01/31/06
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



Satuit Capital Management Trust

QUARTERLY STATEMENTS OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Satuit Capital Micro Cap Fund

                         SATUIT CAPITAL MICRO CAP FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 2006
                                   (Unaudited)


Number
of                                             % of             Market
Shares          Security Description           Portfolio        Value
----------      -------------------------     -----------    ---------------


                COMMON STOCKS:                   98.58%

                BUILDING/CONSTRUCTION:           1.23%

20,000          STERLING CONSTRUCTON CO.                  $     372,400
                                                        ---------------

                CAPITAL GOODS:                   1.12%

26,400          ORBIT INTERNATIONAL CORP.                       338,712
                                                        ---------------

                COMPUTERS:                       1.05%

90,500          INDUS INTERNATIONAL                             318,560
                                                        ---------------

                CONSUMER:                        2.36%

32,200          COMFORT SYSTEMS USA                             338,422
30,400          MAC-GRAY CORP.                                  376,960
                                                        ---------------

                                                                715,382
                                                        ---------------

                ELECTRONIC/EQUIPMENT:            4.28%

59,300          CATALYST SEMICONDUCTOR INC.                     295,314
14,300          CRAFTMADE INTERNATIONAL                         286,000
42,200          COMTECH GROUP, INC.                             375,580
9,400           NETLOGIC MICROSYSTEMS INC.                      341,314
                                                        ---------------
                                                              1,298,208
                                                        ---------------


                ENERGY:                          8.00%

5,800           ATLAS AMERICA INC.                              407,450
7,660           CORE LABS                                       341,483
9,500           DAWSON GEOPHYSICAL CO.                          306,375
6,400           DRIL-QUIP INC.                                  403,008
11,600          GULF ISLAND FABRICATION INC.                    325,148
14,300          PIONEER DRILLING CO.                            326,040
6,900           UNITED INDUSTRIAL CO.                           313,467
                                                        ---------------
                                                              2,422,971
                                                        ---------------

                ENTERTAINMENT:                   0.87%

29,000          RADICA GAMES LTD                                263,030
                                                        ---------------


                FINANCIAL:                       12.27%

25,100          CARDINAL FINANCIAL CORP.                        295,427
18,200          CNA SURETY CORP.                                292,838
13,790          COLUMBIA BANCORP/OREGON                         289,728
98,000          CORILLIAN CORP.                                 308,700
7,200           FPIC INSURANCE GROUP INC.                       268,200
32,200          KMG AMERICA, CORP.                              289,800
49,100          MEADOWBROOK INSURANCE GROUP                     284,289
17,035          PREMIER WEST BANCORP                            259,784
7,700           SANDY SPRING BANCORP INC.                       268,807
8,515           SCBT FINANCIAL CORP.                            292,235
9,100           VINEYARD NATIONAL BANCORP CO.                   277,095
17,866          WASHINGTON BANKING CO.                          330,521
14,700          WILSHIRE BANCORP INC.                           259,455
                                                        ---------------
                                                              3,716,879
                                                        ---------------

                HEALTHCARE:                      10.35%

13,800          ADEZA BIOMEDICAL CORP                           305,532
23,400          ALNYLAM PHARMACEUTICAL INC.                     314,496
40,800          BIOSPHERE MEDICAL INC.                          335,784
35,200          FIVE STAR QUALITY                               300,960
13,400          MEDICAL ACTION INDUSTRIES INC.                  301,500
83,478          MICROTEK MEDICAL HOLDINGS                       299,686
10,100          NATIONAL MEDICAL HEALTH CARD                    318,857
9,400           RADIATION THERAPY SERVICES                      281,060
15,700          RES-CARE INC.                                   301,283
12,300          VITAL IMAGES INC.                               375,765
                                                        ---------------
                                                              3,134,923
                                                        ---------------

                HUMAN RESOURCES:                 0.96%

10,700          CDI CORP                                        291,789
                                                        ---------------

                INTERNET:                        5.75%

38,800          CYBERSOURCE GROUP                               336,008
18,000          ECOLLEGE, COM INC.                              360,900
47,600          I VILLAGE, INC.                                 357,952
17,500          RADWARE, LTD.                                   342,125
36,542          SYNPLICITY, INC.                                344,226
                                                        ---------------
                                                              1,741,211
                                                        ---------------

                MANUFACTURING:                   12.91%

20,000          BODISEN BIOTECH INC.                            414,000
35,300          BUCKEYE TECHNOLOGIES                            332,526
10,300          COHU, INC.                                      292,005
8,400           DIODES, INC.                                    311,136
13,400          FARGO ELECTRONICS                               258,620
32,300          FIBERSTARS, INC.                                297,806
22,200          INTEVAC, INC.                                   353,202
15,400          LAKELAND INDUSTRIES                             286,748
5,600           LUFKIN INDUSTRIES INC.                          377,440
3,700           MIDDLEBY CORP.                                  349,650
16,400          MITY ENTERPRISES INC.                           303,400
15,400          VEECO INSTRUMENTS                               334,950
                                                        ---------------
                                                              3,911,483
                                                        ---------------
                METAL:                           1.44%

11,500          DYNAMIC MATERIALS CO.                           435,045
                                                        ---------------

                OIL & GAS:                       3.27%

12,200          NATCO GROUP INC. CLASS A                        352,824
24,000          STEALTHGAS, INC.                                312,000
11,600          SUPERIOR WELL SERVICE                           324,916
                                                        ---------------
                                                                989,740
                                                        ---------------

                RETAIL:                          1.13%

16,300          BAKERS FOOTWEAR GROUP                           343,604
                                                        ---------------

                SEMI-CONDUCTORS:                 3.56%

10,600          ADE, CORP.                                      344,818
21,800          RUDOLPH TECHNOLOGIES                            333,322
29,400          SEMITOOL, INC.                                  401,310
                                                        ---------------
                                                              1,079,450
                                                        ---------------
                TECH:                            11.83%

45,200          24/7 MEDIA, INC.                                408,608
23,400          AUDIO CODES LTD                                 296,478
15,400          BRIGHTPOINT, INC.                               347,886
20,500          EMS TECHNOLOGIES INC.                           352,190
97,000          MINDSPEED TECHNOLOGIES                          307,490
41,900          NUANCE COMMUNICATION INC.                       357,826
21,200          RADYNE CORP.                                    291,076
10,500          RIMAGE CORP.                                    343,560
59,200          SILICON STORAGE TECHNOLOGY                      285,344
17,500          TESSCO TECHNOGIES, INC.                         309,050
15,900          UNIVERSAL ELECTRONIC INC.                       285,405
                                                        ---------------
                                                              3,584,913
                                                        ---------------

                TELECOMMUNICATIONS:              7.47%

30,600          EFJ INC.                                        343,638
19,900          ICT GROUP, INC.                                 340,887
6,044           PREFORMED LINE PRODUCTS CO.                     262,249
50,200          SMITH MICRO SOFTWARE INC.                       411,138
13,400          SUPERIOR ESSEX INC.                             306,726
96,100          TUT SYSTEMS INC.                                287,339
15,600          WITNESS SYSTEMS INC.                            311,064
                                                        ---------------
                                                              2,263,041
                                                        ---------------

                TRANSPORTATION:                  8.74%

10,600          A.S.V. INC.                                     349,800
11,300          CELADON GROUP INC.                              350,300
9,500           K-SEA TRANSPORTATION                            337,813
11,500          MARTIN MIDSTREAM PARTNERSHIP                    346,037
18,580          PROVIDENCE & WORCESTER
                RAILROAD CO.                                    290,220
11,500          TEEKAY LG PARTNERS LP                           339,300
24,900          TRAFFIC.COM, INC.                               298,800
14,500          US SHIPPING PARTNERS                            334,416
                                                        ---------------
                                                              2,646,686
                                                        ---------------


                Total Securities                  98.58%     29,868,027
                Cash and Cash Equivalents          1.42%        430,492
                                            -----------  --------------
                Total Portfolio                  100.00     $30,298,519
                                            =========== ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-31-2006
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-31-2006
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 03-31-2006
      ------------------------------------